Remuneration of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about key management personnel [text block] [Abstract]
Schedule of remuneration of key management personnel
$’000	Year ended December 31,
	2021				2020				2019
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Salary	Share based payments	Bonus
G. Cerrone (1)	330	855	-	624	170	13,588	-	155	102	-	296	182
R. Dalla Favera	-	-	-	-	-	-	-	-	3	-	-	-
Willy Simon	59			93	49	-	-	31	48	-	-	-
Gregor MacRae	-	-	-	-	27	-	-	-	-	-	-	-
J Brancaccio	59	--	-	93	22	-	-	31	-	-	-	-
K. Shailubhai	-	210	600	492	-	210	600	2,069	-	600	695	210
T Adams	-	-	413	2,197	-	-	-	-	-	-	-
	448	1,065	1,013	3,499	268	13,798	600	2,286	153	600	991	392

Schedule of share options were granted to directors
	Year ended December 31,
	2021	2020	2019
	Number of options	Number of options	Number of options

G. Cerrone	-	1,800,000	-
K. Shailubhai	-	-	-
L. Zanbeletti	-	-	-
W.Simon	-	250,000	-
J. Brancaccio	-	250,000	-
T Adams	3,500,000	-	-
	3,500,000	2,300,000	-